Fair Value Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
Financial instruments accounted for at fair value on a recurring basis as of December 31, 2012 and 2011 are as follows:

	December 31, 2012
(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cash and cash equivalents	$210.0	$210.0	$—	$—
Foreign currency forwards	—	—	—	—
Foreign currency options	0.6	—	0.6	—

	December 31, 2011
(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cash and cash equivalents	$191.9	$191.9	$—	$—
Foreign currency forwards	0.1	—	0.1	—